Public Offering (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jan. 11, 2024	Jan. 11, 2023	Jan. 14, 2021	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Public Offering [Line Items]
Share issued price per shares (in Dollars per share)			$ 10		$ 10	$ 10
Exercisable notice period			30 days
Public offering expire					5 years	5 years
Redemption price per warrant					0.01%
Trading days period					20 days
Ending trading period					30 days
Underwriting discount percentage					2.00%
Underwriting unit price (in Dollars)					$ 6,000,000
Deferred underwriting percentage					3.50%
Underwriter cash discount (in Dollars)					$ 10,500,000	$ 10,500,000
Aggregate redemption amount (in Dollars)		$ 265,050,166
Number of warrants issued				4,344,714
Redeemed carrying amount (in Dollars)					$ 130,000		$ 0
Redeemable Warrant [Member]
Public Offering [Line Items]
Before the company sending notice period					third
Warrant [Member]
Public Offering [Line Items]
Stock price trigger for redemption of public warrants (in Dollars per share)					$ 10
Number of warrants issued					4,344,714
Over-Allotments [Member]
Public Offering [Line Items]
Number of units issued			30,000,000
Over-Allotments [Member]
Public Offering [Line Items]
Underwriters option period.			45 days
Number of units issued			2,500,000
Common Class A [Member]
Public Offering [Line Items]
Number of share sale					23,615,000
Stock price trigger for redemption of public warrants (in Dollars per share)					$ 18
Redemption price (in Dollars per share)					11.12	$ 11.12	$ 10.16
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Public Offering [Line Items]
Stock price trigger for redemption of public warrants (in Dollars per share)					18
Common Class A [Member] | Redeemable Warrant [Member]
Public Offering [Line Items]
Redemption price per public warrant (in Dollars per share)					$ 0.1	$ 0.1
Common Class A [Member] | Over-Allotments [Member]
Public Offering [Line Items]
Number of share sale			30,000,000		30,000,000
Subsequent Event [Member]
Public Offering [Line Items]
Contingent redeemable warrants	356,189
Ordinary shares exercise	2,137,134
Extension Amendment Proposal [Member] | Common Class A [Member]
Public Offering [Line Items]
Ordinary shares exercised		26,068,281				26,068,281
Redemption price (in Dollars per share)		$ 10.167			$ 10.167	$ 10.167
Extension Amendment Proposal [Member] | Common Class A [Member] | Warrant [Member]
Public Offering [Line Items]
Ordinary shares exercised					26,068,281
2024 Extension Meeting [Member] | Subsequent Event [Member]
Public Offering [Line Items]
Redemption price (in Dollars per share)	$ 11.05
Ordinary shares exercised (in Dollars)	$ 2,137,134
Redemption amount (in Dollars)	$ 23,615,331